Share-Based Compensation (Tables)	12 Months Ended
Jul. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Restricted Stock Activity

A summary of our restricted stock unit activity and related data is as follows:

Shares
Outstanding at July 31, 2018	1,525,000
Granted	725,000
Vested	(206,250)
Forfeited	(131,250)
Outstanding at July 31, 2019	1,912,500
Granted	500,000
Vested	(400,000)
Forfeited	—
Outstanding at July 31, 2020	2,012,500

Schedule of Stock Option Activity

A summary of our stock option activity for the fiscal years ended July 31, 2020 and 2019 is as follows:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding at July 31, 2018	7,626,093	$1.09	$—
Granted	300,000	$0.52
Exercised	—	$—
Cancelled	(562,968)	$1.47
Outstanding at July 31, 2019	7,363,125	$1.04	$—
Granted	2,550,000	$0.58	4,300
Exercised	(440,000)	$0.82
Cancelled	(40,250)	$11.41
Outstanding at July 31, 2020	9,432,875	$0.88	$5,255,000

Schedule of Stock Option Outstanding and Exercisable
	Outstanding			Exercisable
Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number of Shares Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.25 to $0.50	1,440,000	9.29	$0.34	541,250	9.19	$0.34
$0.51 to $1.50	7,973,500	4.59	$0.97	6,505,167	3.63	$0.99
$1.51 to $6.72	19,375	0.95	$6.72	19,375	0.95	$6.72
	9,432,875	5.30	$0.88	7,065,792	4.05	$0.96

Schedule of Fair Value Assumptions

The fair value of stock options was estimated at the grant date using the following weighted average assumptions:

	For the years ended July 31,
	2020	2019
Volatility	83.15%	75.67%
Risk-free interest rate	0.89%	2.63%
Dividend yield	0.0%	0.0%
Expected life	5.45 years	4.80 years